OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

14. OTHER NON-CURRENT ASSETS

The breakdown of other non-current assets is as follows:

	2021	2022
Prepaid frequency license fees - net of current portion (Note 33c.i)	1,572	1,291
Advances	868	781
Prepaid expenses	454	446
Claims for tax refund - net of current portion (Note 28b)	1,224	353
Prepaid taxes - net of current portion (Note 28a)	865	268
Security deposits	102	144
Others (each below Rp100 billion)	446	340
Total	5,531	3,623

Refer to Note 31 for details of related party transactions.